Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,551,055	$ 205,093	$ 484,949
Accounts receivable, net	564,423	388,958	69,325
Inventory	4,049,497	3,392,544	58,426
Due from related parties, net	647,412
Prepaid expenses and other current assets	400,633	352,909	77,051
Total current assets	7,213,020	4,339,504	689,751
Property and equipment, net	471,460	523,044	381,174
Intangible assets, net	14,065,437	14,420,900	285,627
Goodwill	1,342,000	1,342,000
Deposits and other assets	61,877	61,877	37,197
Operating lease right-of-use assets	1,809,293	1,923,082	495,154
Total other assets	17,750,067	18,270,903	1,199,152
Total assets	24,963,087	22,610,407	1,888,903
Current liabilities:
Accounts payable	2,168,403	2,065,515	986,632
Accrued expenses	1,123,264	2,066,087	1,271,199
Accrued expenses, related parties	716,032	371,319	163,115
Due to related parties, net		325,966	46,089
Deferred revenue	920,320	681,786	194,020
Preferred stock dividends payable	440,834	355,417
Operating lease liability, current	322,997	384,530	249,284
Derivative liability	312,724
Debt, current, net of debt discounts	4,464,777	10,894,128	3,971,482
Total current liabilities	10,469,351	17,144,748	6,881,821
Long-term liabilities:
Operating lease liability, noncurrent	1,524,889	1,570,388	223,985
Debt, noncurrent	5,531,422	9,986,009	1,908,923
Total long-term liabilities	7,056,311	11,556,397	2,132,908
Total liabilities	17,525,662	28,701,145	9,014,729
Commitments and contingencies
Stockholders’ Equity
Series A Convertible Preferred Stock, $.0001 par value, 8,000 shares authorized, 1,000 and 8,000 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively		1
Common Stock, $.0001 par value, 100,000,000 shares authorized, 31,657,408 and 13,937,500 issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	3,166	1,394	1,381
Additional paid in capital	39,023,336	8,922,467	121,870
Accumulated deficit	(31,589,077)	(15,014,600)	(7,249,077)
Total stockholders’ equity (deficit)	7,437,425	(6,090,738)	(7,125,826)
Total liabilities and stockholders’ equity (deficit)	$ 24,963,087	22,610,407	$ 1,888,903
Previously Reported [Member]
Current assets:
Cash		205,093
Accounts receivable, net		388,958
Inventory		3,392,544
Prepaid expenses and other current assets		352,909
Total current assets		4,339,504
Property and equipment, net		523,044
Intangible assets, net		14,420,900
Goodwill		1,342,000
Deposits and other assets		61,877
Operating lease right-of-use assets		1,923,082
Total other assets		18,270,903
Total assets		22,610,407
Current liabilities:
Accounts payable		2,065,515
Accrued expenses		2,066,087
Accrued expenses, related parties		371,319
Due to related parties, net		325,966
Deferred revenue		681,786
Preferred stock dividends payable		355,417
Operating lease liability, current		384,530
Debt, current, net of debt discounts		10,894,128
Total current liabilities		17,144,748
Long-term liabilities:
Operating lease liability, noncurrent		1,570,388
Debt, noncurrent		9,986,009
Total long-term liabilities		11,556,397
Total liabilities		28,701,145
Commitments and contingencies
Stockholders’ Equity
Series A Convertible Preferred Stock, $.0001 par value, 8,000 shares authorized, 1,000 and 8,000 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively		1
Common Stock, $.0001 par value, 100,000,000 shares authorized, 31,657,408 and 13,937,500 issued and outstanding as of March 31, 2022 and December 31, 2021, respectively		1,394
Additional paid in capital		8,922,467
Accumulated deficit		(15,014,600)
Total stockholders’ equity (deficit)		(6,090,738)
Total liabilities and stockholders’ equity (deficit)		$ 22,610,407